Cover	Jan. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2023
Entity File Number	000-23115
Entity Registrant Name	YUNHONG CTI LTD.
Entity Central Index Key	0001042187
Entity Tax Identification Number	36-2848943
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	22160 N. Pepper Road Lake
Entity Address, City or Town	Barrington
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60010
City Area Code	(847)
Local Phone Number	382-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	CTIB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false